Property, Plant and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment
6. Property, Plant and Equipment
Property, plant and equipment consists of the following (in thousands):

	December 31,
	2011	2010
Land and land improvements	$5,628	$5,469
Buildings	30,543	30,024
Machinery and equipment	74,878	68,401
Furniture, fixtures and office equipment	57,299	42,584
Construction in progress	7,553	13,887
Surgical instruments	177,104	162,781
	353,005	323,146
Less: Accumulated depreciation	(192,721)	(164,899)
	$160,284	$158,247

The components of property, plant and equipment recorded under capital leases consist of the following (in thousands):

	December 31,
	2011	2010
Machinery and equipment	$2,663	$2,853
Furniture, fixtures and office equipment	639	405
	3,302	3,258
Less: Accumulated depreciation	(593)	(350)
	$2,709	$2,908

Depreciation expense approximated $40.2 million, $35.6 million, and $32.7 million for the years ended December 31, 2011, 2010, and 2009, respectively, and included depreciation of assets under capital leases.